Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023	Jan. 31, 2022	Jan. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Fiscal Year	Summary Compensation Table Total for PEO (Current)(1)	Compensation Actually Paid to PEO (Current)(2)	Summary Compensation Table Total for PEO (Interim)(1)	Compensation Actually Paid to PEO (Interim)(2)	Summary Compensation Table Total for PEO (Former)(1)	Compensation Actually Paid to PEO (Former)(2)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4)	Value of Initial Fixed $100 Investment Based On:		Net Income (Loss)(6) ($M)	Company- Selected Measure: Revenue(7) ($M)
									DOCU TSR(5)	Peer Group TSR(5)
(a)	(b)	(c)	(b)	(c)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)

2025	$26,039,579	$144,334,935	—	—	—	—	$14,534,028	$32,744,932	$123	$280	$1,067.9	$2,976.7
2024	$22,834,039	$11,327,395	—	—	—	—	$18,445,970	$16,014,945	$78	$219	$74.0	$2,761.9
2023	$85,035,380	$133,850,217	$4,815,994	$2,163,862	$140,848	$(25,977,754)	$23,029,837	$19,016,715	$77	$146	$(97.5)	$2,515.9
2022	N/A	N/A	N/A	N/A	$20,701,048	$(35,942,547)	$6,485,453	$(3,037,456)	$160	$173	$(70.0)	$2,107.2
2021	N/A	N/A	N/A	N/A	$19,799,168	$195,826,119	$5,732,954	$25,630,645	$297	$137	$(243.3)	$1,453.0

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote	The Company had three PEOs during fiscal 2023: Mr. Thygesen (current CEO), Ms. Wilderotter (interim CEO), and Mr. Springer (former CEO). Mr. Springer was the sole PEO during fiscal 2022 and 2021. Non-PEO NEOs included in these columns reflect the following:

Fiscal Year	Non-PEO NEOs

2025	Blake Grayson, Robert Chatwani, Paula Hansen, and James Shaughnessy
2024	Cynthia Gaylor, Blake Grayson, Inhi Cho Suh, Stephen Shute, Robert Chatwani
2023	Cynthia Gaylor, Inhi Cho Suh, Stephen Shute, James Shaughnessy
2022	Cynthia Gaylor, Loren Alhadeff, Scott Olrich, Trâm Phi
2021	Cynthia Gaylor, Michael Sheridan, Loren Alhadeff, Scott Olrich, Trâm Phi, Kirsten Wolberg

Peer Group Issuers, Footnote	The Company’s TSR and the Company’s Peer Group TSR reflected in these columns for each applicable fiscal year is calculated based on a fixed investment of $100 as of January 31, 2020, valued again on each of January 31, 2021, 2022, 2023, 2024, and 2025 on the same cumulative basis as is used in Item 201(e) of Regulation S-K. The Peer Group TSR is the S&P 500 Information Technology Index, as disclosed in our Annual Report on Form 10-K for the fiscal year ended on January 31, 2025 pursuant to Item 201(e) of Regulation S-K.
Adjustment To PEO Compensation, Footnote	SEC rules require certain adjustments be made to the “Total” column as reported in the Summary Compensation Table to determine “compensation actually paid” as reported in the Pay versus Performance Table. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather is a value calculated under applicable SEC rules. The equity values are calculated in accordance with ASC Topic 718. Valuation assumptions used to calculate fair values used a consistent process as done on the date of grant and were not materially different from those disclosed at the time of grant. The following tables detail these adjustments for the PEOs:

PEO (current)
Prior FYE Current FYE Fiscal Year	1/31/2024 1/31/2025 2025

Summary Compensation Table Total	$26,039,579
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(23,832,113)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$47,538,012
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$86,865,149
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,380,413
+ Change in Fair Value at Vesting of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$6,343,896
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid	$144,334,935

Non-PEO NEO Average Total Compensation Amount	$ 14,534,028	$ 18,445,970	$ 23,029,837	$ 6,485,453	$ 5,732,954
Non-PEO NEO Average Compensation Actually Paid Amount	$ 32,744,932	16,014,945	19,016,715	(3,037,456)	25,630,645
Adjustment to Non-PEO NEO Compensation Footnote	As discussed in footnote (2), SEC rules require certain adjustments to be made in order to determine “compensation actually paid” as reported in the Pay versus Performance table above. The following table details these adjustments for the Non-PEO NEOs:

Non-PEO NEOs
Prior FYE Current FYE Fiscal Year	1/31/2024 1/31/2025 2025

Summary Compensation Table Total	$14,534,028
- Change in Pension Value and Above Market Non-Qualified Deferred Compensation	—
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(12,511,589)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$25,026,962
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$5,372,816
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$392,455
+ Change in Fair Value at Vesting of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(69,741)
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—
+ Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	—
Compensation Actually Paid	$32,744,932

Compensation Actually Paid vs. Total Shareholder Return	Compensation Actually Paid versus Company TSR and Peer Group (S&P 500 Information Technology Index) TSR
Compensation Actually Paid vs. Net Income	Compensation Actually Paid versus Net Income
Compensation Actually Paid vs. Company Selected Measure	Compensation Actually Paid versus Revenue
Total Shareholder Return Vs Peer Group	Compensation Actually Paid versus Company TSR and Peer Group (S&P 500 Information Technology Index) TSR
Tabular List, Table

Financial Performance Measures

Revenue
Non-GAAP Operating Income
Relative TSR
Net New Monthly Recurring Revenue*

Total Shareholder Return Amount	$ 123	78	77	160	297
Peer Group Total Shareholder Return Amount	280	219	146	173	137
Net Income (Loss)	$ 1,067,900,000	$ 74,000,000.0	$ (97,500,000)	$ (70,000,000.0)	$ (243,300,000)
Company Selected Measure Amount	2,976,700,000	2,761,900,000	2,515,900,000	2,107,200,000	1,453,000,000
PEO Name				Mr. Springer	Mr. Springer
Additional 402(v) Disclosure
In accordance with Item 402(v) of Regulation S-K, we are providing the following information regarding the relationship between “compensation actually paid” to our CEOs, or Principal Executive Officers (PEOs), and our other named executive officers (Non-PEO NEOs) and certain financial performance measures for the fiscal years ended on January 31, 2025, January 31, 2024, January 31, 2023, January 31, 2022, and January 31, 2021. For further information on the Company’s pay-for-performance philosophy and how executive compensation aligns with Company performance, see the section above entitled “Executive Compensation Discussion and Analysis.”
Amounts reflect the Company’s net income as reported in our audited financial statements for the applicable fiscal year.While we use numerous financial and non-financial performance measures to evaluate performance under our compensation programs, GAAP revenue is the financial performance measure that, in our assessment, represents the most important performance measure (that is not otherwise required to be disclosed in the Pay v Performance table above) used to link compensation actually paid to our NEOs, for the most recently completed fiscal year, to the Company’s performance.
Pay versus Performance Analysis
In this section, we provide a graphic analysis showing, for the past four fiscal years, the relationship between our PEOs’ and Non-PEO NEOs’ “compensation actually paid” and the Company’s (i) GAAP revenue, (ii) GAAP net income and (iii) TSR, and additionally, our Peer Group TSR. As described in more detail in the Executive Compensation Discussion and Analysis section, our executive compensation program reflects a pay-for-performance philosophy that emphasizes long-term equity awards intended to align our executives’ interests with stockholders’ long-term interests. Thus, the value of these awards and, therefore, a large portion of the compensation actually paid to our NEOs is inherently correlated to the Company’s stock price over time. Please see the section above entitled “Executive Compensation Discussion and Analysis” for more information about our executive compensation program.
Tabular List of Financial Performance Measures
The Company’s Compensation Committee believes in a holistic evaluation of our NEOs’ and the Company’s performance and uses a mix of performance measures throughout our annual focal and long-term incentive compensation programs to align executive pay with Company performance. As required by SEC rules, the performance measures identified as the most important used to link the “compensation actually paid” to our NEOs’ for fiscal 2025 compensation to the Company’s performance are listed in the table below, each of which is described in more detail in the section above entitled “Executive Compensation Discussion and Analysis.”
	Net New Monthly Recurring Revenue (“NNMRR”) is not a performance metric the Company discloses publicly because NNMRR figures represent confidential commercial information, the disclosure of which would result in competitive harm (for example, by providing competitors insight into our sales strategy and business operations). For more information about NNMRR, see the section above entitled “Executive Compensation Discussion and Analysis — Compensation Elements — CIP Performance Metrics and Targets.”
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income
Measure:: 3
Pay vs Performance Disclosure
Name	Relative TSR
Measure:: 4
Pay vs Performance Disclosure
Name	Net New Monthly Recurring Revenue*
Mr. Thygesen [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 26,039,579	$ 22,834,039	$ 85,035,380
PEO Actually Paid Compensation Amount	$ 144,334,935	$ 11,327,395	$ 133,850,217
PEO Name	Mr. Thygesen	Mr. Thygesen	Mr. Thygesen
Ms. Wilderotter [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 0	$ 0	$ 4,815,994
PEO Actually Paid Compensation Amount	0	0	$ 2,163,862
PEO Name			Ms. Wilderotter
Mr. Springer [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	0	0	$ 140,848	$ 20,701,048	$ 19,799,168
PEO Actually Paid Compensation Amount	0	$ 0	$ (25,977,754)	$ (35,942,547)	$ 195,826,119
PEO Name			Mr. Springer
PEO | Mr. Thygesen [Member] | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Thygesen [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(23,832,113)
PEO | Mr. Thygesen [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,538,012
PEO | Mr. Thygesen [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	86,865,149
PEO | Mr. Thygesen [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,380,413
PEO | Mr. Thygesen [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	6,343,896
PEO | Mr. Thygesen [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Mr. Thygesen [Member] | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(12,511,589)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	25,026,962
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,372,816
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	392,455
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(69,741)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0